Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Summary of Receivables

As at December 31		2025	2024
Receivables from customers	Segment
Third parties	Retail (Nutrien Financial)[1]	3,163	2,937
	Retail	1,186	1,211
	Potash, Nitrogen, Phosphate	649	532
Related party – Canpotex	Potash (Note 26)	279	122
Less allowance for expected credit losses of receivables from customers		(197)	(167)
		5,080	4,635
Rebates		250	239
Income taxes (Note 10)		135	245
Other receivables		210	271
		5,675	5,390

1  Includes $2,797 million of very low risk of default and $366 million of low risk of default (2024 – $2,531 million of very low risk of default and $406 million of low risk of default).